Income Taxes (Earnings From Continuing Operations Before Income Taxes) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings from continuing operations before income taxes	$ 3,400.7	$ 3,416.3	$ 2,830.1
Continuing operations
Earnings from continuing operations before income taxes	3,400.7	3,416.3	2,830.1
Continuing operations | United States
Earnings from continuing operations before income taxes	1,346.5	1,565.7	1,180.0
Continuing operations | International
Earnings from continuing operations before income taxes	$ 2,054.2	$ 1,850.6	$ 1,650.1